UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7704

Schwab Capital Trust – Monthly Income Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust – Monthly Income Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Semiannual report dated June 30, 2015, enclosed.
Schwab® Monthly Income Funds

Schwab® Monthly Income Fund -
Moderate Payout
Schwab® Monthly Income Fund -
Enhanced Payout
Schwab® Monthly Income Fund -
Maximum Payout
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Schwab® Monthly Income Funds
Semiannual Report
June 30, 2015
Schwab® Monthly Income Fund -
Moderate Payout
Schwab® Monthly Income Fund -
Enhanced Payout
Schwab® Monthly Income Fund -
Maximum Payout

This page is intentionally left blank.

Schwab Monthly Income Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended June 30, 2015
Schwab Monthly Income Fund - Moderate Payout (Ticker Symbol: SWJRX)	0.98%
Moderate Payout Composite Index	1.02%
Fund Category: Morningstar Conservative Allocation	0.60%
Performance Details	page 6

Schwab Monthly Income Fund - Enhanced Payout (Ticker Symbol: SWKRX)	0.74%
Enhanced Payout Composite Index	0.77%
Fund Category: Morningstar Conservative Allocation	0.60%
Performance Details	page 7

Schwab Monthly Income Fund - Maximum Payout (Ticker Symbol: SWLRX)	0.58%
Maximum Payout Composite Index	0.51%
Fund Category: Morningstar Intermediate-Term Bond	0.01%
Performance Details	page 8

Minimum Initial Investment[1]	$100
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Fund expenses have been absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
2Schwab Monthly Income Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we design our investment products to serve as part of the foundation of an investor’s portfolio. The Schwab Monthly Income Funds seek to provide current income and, as a secondary investment objective, capital appreciation. Each fund provides a payout generated from its allocation to fixed income funds, equity funds and money market funds. To keep in line with income and growth objectives, the portfolio managers actively manage the funds, monitoring the market and adjusting the portfolios.
For the six-month reporting period ended June 30, 2015, the funds generated returns that were aligned with their comparative indices. With interest rates remaining historically low, combined with dividends and short-term capital gains received, the funds’ investments in equity funds generated more income than the funds’ investments in fixed income funds. As a result, the Schwab Monthly Income Fund—Moderate Payout had the highest annual income payout of the three funds, reflecting its larger allocation to equity funds.
Equity indices generally declined late in the reporting period, while persistent geopolitical tensions were offset by indications of improving economic conditions in the U.S. and in Europe. Several central banks outside the U.S. increased stimulative economic measures, helping the global economic outlook and generally lifting global bond yields. Fluctuations in the price of oil and the debt crisis in Greece contributed to market volatility, as did speculation surrounding the timing of a short-term interest rate increase in
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2015

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Monthly Income Funds 3

From the President continued

For the six-month reporting period ended June 30, 2015, the funds generated returns that were aligned with their comparative indices.

the U.S. and the deceleration of the Chinese economy. Reflecting these conditions, the S&P 500 Index returned 1.2%, the Barclays U.S. Aggregate Bond Index returned -0.1%, and the MSCI EAFE Index (Net), which broadly represents the performance of international stocks, returned 5.5%.
For more information about the performance, holdings, and portfolio characteristics of the Schwab Monthly Income Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
For full definitions of the referenced indices, please see the Glossary.
4Schwab Monthly Income Funds

Fund Management
Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab Monthly Income Funds 5

Schwab Monthly Income Fund – Moderate Payout
Performance and Fund Facts as of 06/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Monthly Income Fund – Moderate Payout (3/28/08)	0.98%	1.93%	7.63%	5.12%
Moderate Payout Composite Index	1.02%	2.67%	8.60%	6.14%
S&P 500® Index	1.23%	7.42%	17.34%	8.62%
Barclays U.S. Aggregate Bond Index	-0.10%	1.86%	3.35%	4.34%
Fund Category: Morningstar Conservative Allocation	0.60%	-0.20%	7.00%	4.55%
Fund Expense Ratios3: Net 0.66%; Gross 0.91%

Statistics
Number of Holdings	6
Portfolio Turnover Rate	6%
12-Month Distribution Yield	2.71% [4]
Asset Class Weightings % of Investments[5]
Fixed-Income Funds – Intermediate-Term Bond	49.6%
Equity Funds – Large-Cap	28.5%
Equity Funds – International	12.7%
Equity Funds – Global Real Estate	7.2%
Money Market Funds	2.0%
Total	100.0%
Top Holdings % of Net Assets[6,7]
Schwab Total Bond Market Fund	29.6%
Schwab Dividend Equity Fund	28.5%
Schwab Intermediate-Term Bond Fund	20.0%
Laudus International MarketMasters Fund, Select Shares	12.7%
Schwab Global Real Estate Fund	7.2%
Total	98.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.66%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Calculation reflects the fund's monthly ordinary income distributions for the last 12 months divided by the fund's Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.
6Schwab Monthly Income Funds

Schwab Monthly Income Fund – Enhanced Payout
Performance and Fund Facts as of 06/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2,3
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Monthly Income Fund – Enhanced Payout (3/28/08)	0.74%	1.93%	6.03%	4.61%
Enhanced Payout Composite Index	0.77%	2.42%	6.75%	5.59%
S&P 500® Index	1.23%	7.42%	17.34%	8.62%
Barclays U.S. Aggregate Bond Index	-0.10%	1.86%	3.35%	4.34%
Fund Category: Morningstar Conservative Allocation	0.60%	-0.20%	7.00%	4.55%
Fund Expense Ratios4: Net 0.57%; Gross 0.72%

Statistics
Number of Holdings	6
Portfolio Turnover Rate	4%
12-Month Distribution Yield	2.46% [5]
Asset Class Weightings % of Investments[6]
Fixed-Income Funds – Intermediate-Term Bond	64.3%
Equity Funds – Large-Cap	19.4%
Equity Funds – International	9.1%
Equity Funds – Global Real Estate	5.0%
Money Market Funds	2.2%
Total	100.0%
Top Holdings % of Net Assets[7,8]
Schwab Total Bond Market Fund	38.6%
Schwab Intermediate-Term Bond Fund	25.8%
Schwab Dividend Equity Fund	19.5%
Laudus International MarketMasters Fund, Select Shares	9.1%
Schwab Global Real Estate Fund	5.0%
Total	98.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On June 16, 2009, the Schwab Retirement Income Fund merged into the fund.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.57%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[5]	Calculation reflects the fund's monthly ordinary income distributions for the last 12 months divided by the fund's Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[6]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.
Schwab Monthly Income Funds 7

Schwab Monthly Income Fund – Maximum Payout
Performance and Fund Facts as of 06/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Monthly Income Fund – Maximum Payout (3/28/08)	0.58%	1.86%	4.08%	3.75%
Maximum Payout Composite Index	0.51%	2.16%	4.89%	4.99%
S&P 500® Index	1.23%	7.42%	17.34%	8.62%
Barclays U.S. Aggregate Bond Index	-0.10%	1.86%	3.35%	4.34%
Fund Category: Morningstar Intermediate-Term Bond	0.01%	1.04%	3.70%	4.35%
Fund Expense Ratios3: Net 0.47%; Gross 0.69%

Statistics
Number of Holdings	6
Portfolio Turnover Rate	7%
12-Month Distribution Yield	2.25% [4]
Asset Class Weightings % of Investments[5]
Fixed-Income Funds – Intermediate-Term Bond	79.6%
Equity Funds – Large-Cap	10.5%
Equity Funds – International	5.3%
Equity Funds – Global Real Estate	2.7%
Money Market Funds	1.9%
Total	100.0%
Top Holdings % of Net Assets[6,7]
Schwab Total Bond Market Fund	47.6%
Schwab Intermediate-Term Bond Fund	31.9%
Schwab Dividend Equity Fund	10.5%
Laudus International MarketMasters Fund, Select Shares	5.3%
Schwab Global Real Estate Fund	2.8%
Total	98.1%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.47%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[4]	Calculation reflects the fund's monthly ordinary income distributions for the last 12 months divided by the fund's Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.
8Schwab Monthly Income Funds

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/15	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period[2] 1/1/15–6/30/15
Schwab Monthly Income Fund–Moderate Payout
Actual Return	0.00%	$1,000.00	$1,009.80	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$ 1,024.80	$0.00
Schwab Monthly Income Fund–Enhanced Payout
Actual Return	0.00%	$1,000.00	$ 1,007.40	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$ 1,024.80	$0.00
Schwab Monthly Income Fund–Maximum Payout
Actual Return	0.00%	$1,000.00	$ 1,005.80	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$ 1,024.80	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
Schwab Monthly Income Funds 9

Schwab Monthly Income Fund - Moderate Payout
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	11.21	11.14	10.52	9.92	9.87	9.22
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.23	0.21	0.24	0.23	0.29
Net realized and unrealized gains (losses)	0.01	0.44	0.74	0.63	0.06	0.65
Total from investment operations	0.11	0.67	0.95	0.87	0.29	0.94
Less distributions:
Distributions from net investment income	(0.09)	(0.31)	(0.21)	(0.27)	(0.24)	(0.29)
Distributions from net realized gains	—	(0.29)	(0.12)	—	—	—
Total distributions	(0.09)	(0.60)	(0.33)	(0.27)	(0.24)	(0.29)
Net asset value at end of period	11.23	11.21	11.14	10.52	9.92	9.87
Total return (%)	0.98 [2]	6.09	9.10	8.86	2.97	10.35
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[3]	— [4]	—	—	—	0.00 [5]	0.00 [5]
Gross operating expenses[3]	0.21 [4]	0.25	0.30	0.44	0.46	0.53
Net investment income (loss)	1.85 [4]	2.00	2.02	2.38	2.30	3.08
Portfolio turnover rate	6 [2]	16	39	10	25	13
Net assets, end of period ($ x 1,000,000)	51	49	47	31	22	20

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%.
10    See financial notes

Schwab Monthly Income Fund - Moderate Payout
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
100.0%	Other Investment Companies	47,789,656	50,961,892
100.0%	Total Investments	47,789,656	50,961,892
(0.0%)	Other Assets and Liabilities, Net		(9,052)
100.0%	Net Assets		50,952,840

Security	Number of Shares	Value ($)
Other Investment Companies 100.0% of net assets
Equity Funds 48.4%
Global Real Estate 7.2%
Schwab Global Real Estate Fund (a)	530,817	3,683,870
International 12.7%
Laudus International MarketMasters Fund, Select Shares (a)	272,188	6,475,357
Security	Number of Shares	Value ($)
Large-Cap 28.5%
Schwab Dividend Equity Fund (a)	859,902	14,506,552
		24,665,779
Fixed-Income Funds 49.6%
Intermediate-Term Bond 49.6%
Schwab Intermediate-Term Bond Fund (a)	996,996	10,169,359
Schwab Total Bond Market Fund (a)	1,595,259	15,091,155
		25,260,514
Money Market Fund 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	1,035,599	1,035,599
Total Other Investment Companies
(Cost $47,789,656)		50,961,892

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $48,281,096 and the unrealized appreciation and depreciation were $2,688,834 and ($8,038), respectively, with a net unrealized appreciation of $2,680,796.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$50,961,892	$—	$—	$50,961,892
Total	$50,961,892	$—	$—	$50,961,892
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
See financial notes    11

Schwab Monthly Income Fund - Moderate Payout
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $46,754,057)		$49,926,293
Investments in unaffiliated issuers, at value (cost $1,035,599)	+	1,035,599
Total investments, at value (cost $47,789,656)		50,961,892
Receivables:
Investments sold		222,000
Fund shares sold		93,120
Dividends		45,003
Due from investment adviser		1,751
Prepaid expenses	+	1,328
Total assets		51,325,094
Liabilities
Payables:
Investments bought		346,930
Fund shares redeemed		11,276
Accrued expenses	+	14,048
Total liabilities		372,254
Net Assets
Total assets		51,325,094
Total liabilities	–	372,254
Net assets		$50,952,840
Net Assets by Source
Capital received from investors		46,491,350
Net investment income not yet distributed		61,441
Net realized capital gains		1,227,813
Net unrealized capital appreciation		3,172,236

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$50,952,840		4,535,986		$11.23

12    See financial notes

Schwab Monthly Income Fund - Moderate Payout
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Dividends received from affiliated underlying funds		$470,562
Expenses
Professional fees		16,570
Transfer agent fees		11,031
Shareholder reports		7,663
Registration fees		7,443
Portfolio accounting fees		6,587
Independent trustees' fees		3,392
Custodian fees		767
Other expenses	+	758
Total expenses		54,211
Expense reduction by CSIM	–	54,211
Net expenses	–	—
Net investment income		470,562
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		109,645
Net realized gains on sales of unaffiliated underlying funds	+	117
Net realized gains		109,762
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(79,679)
Net realized and unrealized gains		30,083
Increase in net assets resulting from operations		$500,645
See financial notes    13

Schwab Monthly Income Fund - Moderate Payout
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$470,562	$966,013
Net realized gains		109,762	2,288,004
Net change in unrealized appreciation (depreciation)	+	(79,679)	(455,302)
Increase in net assets from operations		500,645	2,798,715
Distributions to Shareholders
Distributions from net investment income		(410,205)	(1,307,174)
Distributions from net realized gains	+	—	(1,249,978)
Total distributions		($410,205)	($2,557,152)

Transactions in Fund Shares
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		795,325	$9,034,305	1,143,611	$13,072,822
Shares reinvested		23,591	267,859	155,071	1,750,261
Shares redeemed	+	(630,051)	(7,161,516)	(1,165,942)	(13,293,779)
Net transactions in fund shares		188,865	$2,140,648	132,740	$1,529,304
Shares Outstanding and Net Assets
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,347,121	$48,721,752	4,214,381	$46,950,885
Total increase	+	188,865	2,231,088	132,740	1,770,867
End of period		4,535,986	$50,952,840	4,347,121	$48,721,752
Net investment income not yet distributed			$61,441		$1,084
14    See financial notes

Schwab Monthly Income Fund - Enhanced Payout
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	11.18	10.84	10.50	10.09	9.89	9.39
Income (loss) from investment operations:
Net investment income (loss)	0.11 [1]	0.23	0.21	0.22	0.24	0.30
Net realized and unrealized gains (losses)	(0.03)	0.39	0.34	0.45	0.22	0.50
Total from investment operations	0.08	0.62	0.55	0.67	0.46	0.80
Less distributions:
Distributions from net investment income	(0.09)	(0.28)	(0.21)	(0.26)	(0.26)	(0.30)
Net asset value at end of period	11.17	11.18	10.84	10.50	10.09	9.89
Total return (%)	0.74 [2]	5.76	5.31	6.70 [3]	4.69 [3]	8.66
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[4]	— [5]	—	0.00 [6]	(0.00) [6]	0.00 [6]	—
Gross operating expenses[4]	0.12 [5]	0.15	0.15	0.18	0.15	0.15
Net investment income (loss)	1.90 [5]	2.03	1.99	2.17	2.43	3.12
Portfolio turnover rate	4 [2]	14	42	9	12	14
Net assets, end of period ($ x 1,000,000)	101	98	94	85	80	78

*	Unaudited.

Calculated based on the average shares outstanding during the period.

Not annualized.

Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.

The expenses incurred by underlying funds in which the fund invests are not included in this ratio.

Annualized.

Less than 0.005%.
See financial notes    15

Schwab Monthly Income Fund - Enhanced Payout
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
100.2%	Other Investment Companies	93,945,670	100,955,650
100.2%	Total Investments	93,945,670	100,955,650
(0.2%)	Other Assets and Liabilities, Net		(246,636)
100.0%	Net Assets		100,709,014

Security	Number of Shares	Value ($)
Other Investment Companies 100.2% of net assets
Equity Funds 33.5%
Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	724,951	5,031,162
International 9.1%
Laudus International MarketMasters Fund, Select Shares (a)	384,094	9,137,603
Security	Number of Shares	Value ($)
Large-Cap 19.4%
Schwab Dividend Equity Fund (a)	1,161,429	19,593,302
		33,762,067
Fixed-Income Funds 64.5%
Intermediate-Term Bond 64.5%
Schwab Intermediate-Term Bond Fund (a)	2,550,945	26,019,637
Schwab Total Bond Market Fund (a)	4,114,230	38,920,616
		64,940,253
Money Market Fund 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	2,253,330	2,253,330
Total Other Investment Companies
(Cost $93,945,670)		100,955,650

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $94,390,089 and the unrealized appreciation and depreciation were $6,570,641and ($5,080), respectively, with a net unrealized appreciation of $6,565,561.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$100,955,650	$—	$—	$100,955,650
Total	$100,955,650	$—	$—	$100,955,650
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
16    See financial notes

Schwab Monthly Income Fund - Enhanced Payout
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $91,692,340)		$98,702,320
Investments in unaffiliated issuers, at value (cost $2,253,330)	+	2,253,330
Total investments, at value (cost $93,945,670)		100,955,650
Receivables:
Investments sold		185,000
Fund shares sold		190,942
Dividends		114,761
Due from investment adviser		1,959
Prepaid expenses	+	1,556
Total assets		101,449,868
Liabilities
Payables:
Investments bought		672,574
Fund shares redeemed		48,885
Accrued expenses	+	19,395
Total liabilities		740,854
Net Assets
Total assets		101,449,868
Total liabilities	–	740,854
Net assets		$100,709,014
Net Assets by Source
Capital received from investors		94,715,604
Net investment income not yet distributed		121,241
Net realized capital losses		(1,137,811)
Net unrealized capital appreciation		7,009,980

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$100,709,014		9,015,662		$11.17

See financial notes    17

Schwab Monthly Income Fund - Enhanced Payout
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Dividends received from affiliated underlying funds		$947,752
Expenses
Professional fees		18,450
Transfer agent fees		11,209
Shareholder reports		10,954
Registration fees		8,388
Portfolio accounting fees		7,028
Independent trustees' fees		3,508
Custodian fees		737
Other expenses	+	1,276
Total expenses		61,550
Expense reduction by CSIM	–	61,550
Net expenses	–	—
Net investment income		947,752
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		221,515
Net realized gains on sales of unaffiliated underlying funds	+	189
Net realized gains		221,704
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(445,385)
Net realized and unrealized losses		(223,681)
Increase in net assets resulting from operations		$724,071
18    See financial notes

Schwab Monthly Income Fund - Enhanced Payout
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$947,752	$1,952,225
Net realized gains		221,704	3,249,283
Net change in unrealized appreciation (depreciation)	+	(445,385)	104,844
Increase in net assets from operations		724,071	5,306,352
Distributions to Shareholders
Distributions from net investment income		($829,974)	($2,425,908)

Transactions in Fund Shares
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,114,214	$12,591,520	2,138,964	$23,718,230
Shares reinvested		46,241	522,101	135,844	1,508,717
Shares redeemed	+	(874,984)	(9,870,094)	(2,189,460)	(24,260,384)
Net transactions in fund shares		285,471	$3,243,527	85,348	$966,563
Shares Outstanding and Net Assets
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,730,191	$97,571,390	8,644,843	$93,724,383
Total increase	+	285,471	3,137,624	85,348	3,847,007
End of period		9,015,662	$100,709,014	8,730,191	$97,571,390
Net investment income not yet distributed			$121,241		$3,463
See financial notes    19

Schwab Monthly Income Fund - Maximum Payout
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	1/1/10– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	10.37	10.22	10.29	10.09	9.90	9.56
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.21	0.20	0.20	0.25	0.30
Net realized and unrealized gains (losses)	(0.04)	0.33	(0.03)	0.24	0.21	0.34
Total from investment operations	0.06	0.54	0.17	0.44	0.46	0.64
Less distributions:
Distributions from net investment income	(0.09)	(0.25)	(0.20)	(0.24)	(0.27)	(0.30)
Distributions from net realized gains	—	(0.14)	(0.04)	—	—	—
Total distributions	(0.09)	(0.39)	(0.24)	(0.24)	(0.27)	(0.30)
Net asset value at end of period	10.34	10.37	10.22	10.29	10.09	9.90
Total return (%)	0.58 [2]	5.29	1.66	4.43	4.70	6.83
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses[3]	— [4]	—	—	0.00 [5]	0.00 [5]	0.00 [5]
Gross operating expenses[3]	0.22 [4]	0.22	0.21	0.19	0.17	0.20
Net investment income (loss)	1.95 [4]	2.05	1.96	1.99	2.53	3.12
Portfolio turnover rate	7 [2]	16	46	19	10	20
Net assets, end of period ($ x 1,000,000)	51	52	55	73	78	68

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%.
20    See financial notes

Schwab Monthly Income Fund - Maximum Payout
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Other Investment Companies	48,671,194	51,230,641
99.9%	Total Investments	48,671,194	51,230,641
0.1%	Other Assets and Liabilities, Net		66,497
100.0%	Net Assets		51,297,138

Security	Number of Shares	Value ($)
Other Investment Companies 99.9% of net assets
Equity Funds 18.5%
Global Real Estate 2.7%
Schwab Global Real Estate Fund (a)	204,055	1,416,139
International 5.3%
Laudus International MarketMasters Fund, Select Shares (a)	113,957	2,711,039
Security	Number of Shares	Value ($)
Large-Cap 10.5%
Schwab Dividend Equity Fund (a)	318,864	5,379,233
		9,506,411
Fixed-Income Funds 79.5%
Intermediate-Term Bond 79.5%
Schwab Intermediate-Term Bond Fund (a)	1,601,857	16,338,944
Schwab Total Bond Market Fund (a)	2,581,629	24,422,211
		40,761,155
Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	963,075	963,075
Total Other Investment Companies
(Cost $48,671,194)		51,230,641

End of Investments.

At 06/30/15, the tax basis cost of the fund's investments was $48,925,955 and the unrealized appreciation and depreciation were $2,304,686 and ($0), respectively, with a net unrealized appreciation of $2,304,686.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$51,230,641	$—	$—	$51,230,641
Total	$51,230,641	$—	$—	$51,230,641
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
See financial notes    21

Schwab Monthly Income Fund - Maximum Payout
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $47,708,119)		$50,267,566
Investments in unaffiliated issuers, at value (cost $963,075)	+	963,075
Total investments, at value (cost $48,671,194)		51,230,641
Receivables:
Investments sold		77,000
Fund shares sold		313,089
Dividends		71,849
Due from investment adviser		1,776
Prepaid expenses	+	1,333
Total assets		51,695,688
Liabilities
Payables:
Investments bought		331,731
Fund shares redeemed		52,838
Accrued expenses	+	13,981
Total liabilities		398,550
Net Assets
Total assets		51,695,688
Total liabilities	–	398,550
Net assets		$51,297,138
Net Assets by Source
Capital received from investors		47,957,547
Net investment income not yet distributed		57,133
Net realized capital gains		723,011
Net unrealized capital appreciation		2,559,447

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$51,297,138		4,963,252		$10.34

22    See financial notes

Schwab Monthly Income Fund - Maximum Payout
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Dividends received from affiliated underlying funds		$504,543
Expenses
Professional fees		16,773
Transfer agent fees		11,035
Registration fees		8,260
Shareholder reports		8,101
Portfolio accounting fees		6,619
Independent trustees' fees		3,401
Custodian fees		706
Other expenses	+	809
Total expenses		55,704
Expense reduction by CSIM	–	55,704
Net expenses	–	—
Net investment income		504,543
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		257,758
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(494,272)
Net realized and unrealized losses		(236,514)
Increase in net assets resulting from operations		$268,029
See financial notes    23

Schwab Monthly Income Fund - Maximum Payout
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$504,543	$1,118,743
Net realized gains		257,758	1,285,652
Net change in unrealized appreciation (depreciation)	+	(494,272)	390,696
Increase in net assets from operations		268,029	2,795,091
Distributions to Shareholders
Distributions from net investment income		(449,591)	(1,274,514)
Distributions from net realized gains	+	—	(708,892)
Total distributions		($449,591)	($1,983,406)

Transactions in Fund Shares
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		895,128	$9,345,678	1,825,867	$19,069,126
Shares reinvested		23,013	240,398	104,899	1,091,170
Shares redeemed	+	(975,674)	(10,194,069)	(2,258,130)	(23,537,414)
Net transactions in fund shares		(57,533)	($607,993)	(327,364)	($3,377,118)
Shares Outstanding and Net Assets
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,020,785	$52,086,693	5,348,149	$54,652,126
Total decrease	+	(57,533)	(789,555)	(327,364)	(2,565,433)
End of period		4,963,252	$51,297,138	5,020,785	$52,086,693
Net investment income not yet distributed			$57,133		$2,181
24    See financial notes

Schwab Monthly Income Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Capital Trust (organized May 7, 1993)	Schwab MarketTrack Balanced Portfolio
Schwab Monthly Income Fund-Moderate Payout	Schwab MarketTrack Conservative Portfolio
Schwab Monthly Income Fund-Enhanced Payout	Laudus Small-Cap MarketMasters Fund
Schwab Monthly Income Fund-Maximum Payout	Laudus International MarketMasters Fund
Schwab Target 2010 Fund	Schwab Balanced Fund
Schwab Target 2015 Fund	Schwab Core Equity Fund
Schwab Target 2020 Fund	Schwab Dividend Equity Fund
Schwab Target 2025 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2030 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2035 Fund	Schwab Hedged Equity Fund
Schwab Target 2040 Fund	Schwab Financial Services Fund
Schwab Target 2045 Fund	Schwab Health Care Fund
Schwab Target 2050 Fund	Schwab International Core Equity Fund
Schwab Target 2055 Fund	Schwab Fundamental US Large Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab International Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Growth Portfolio

The Schwab Monthly Income Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, cash and cash equivalents, including money market securities and exchange traded funds (“ETFs”).
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The financial statements of the funds should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (“SEC”) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of June 30, 2015 are disclosed in the Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income monthly and from net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.
Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if the fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor's investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.
Underlying Fund Investment Risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the funds purchase. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.
•   Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sharp rise in interest rates could cause an underlying fund to lose value. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
•   Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund.
•  Liquidity Risk. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF can result in its value being more volatile than the underlying portfolio of securities.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and an underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, ETFs, cash and cash equivalents, including money market securities. A fund's direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The plan enables each fund to bear expenses relating to the provision by services providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the Plan.
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2015, each Schwab Monthly Income Fund's ownership percentages of other related funds' shares are:
Underlying Funds	Schwab Monthly Income Fund - Moderate Payout	Schwab Monthly Income Fund - Enhanced Payout	Schwab Monthly Income Fund - Maximum Payout
Schwab Global Real Estate Fund	1.4%	2.0%	0.6%
Laudus International MarketMasters Fund, Select Shares	0.3%	0.4%	0.1%
Schwab Dividend Equity Fund	0.7%	1.0%	0.3%
Schwab Intermediate-Term Bond Fund	3.0%	7.6%	4.7%
Schwab Total Bond Market Fund	1.2%	3.0%	1.9%
Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended June 30, 2015.
Schwab Monthly Income Fund - Moderate Payout:
Underlying Funds	Balance of Shares Held at 12/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/15	Market Value at 06/30/15	Realized Gains (Losses) 01/01/15 to 06/30/15	Distributions Received* 01/01/15 to 06/30/15
Schwab Global Real Estate Fund	486,429	59,302	(14,914)	530,817	$3,683,870	$6,182	$71,623
Laudus International MarketMasters Fund, Select Shares	260,785	30,280	(18,877)	272,188	6,475,357	32,838	—
Schwab Dividend Equity Fund	838,758	67,201	(46,057)	859,902	14,506,552	16,814	138,662
Schwab Intermediate-Term Bond Fund	967,225	99,968	(70,197)	996,996	10,169,359	21,316	97,623
Schwab Total Bond Market Fund	1,500,179	190,695	(95,615)	1,595,259	15,091,155	32,495	162,654
Total					$49,926,293	$109,645	$470,562

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Schwab Monthly Income Fund - Enhanced Payout:
Underlying Funds	Balance of Shares Held at 12/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/15	Market Value at 06/30/15	Realized Gains (Losses) 01/01/15 to 06/30/15	Distributions Received* 01/01/15 to 06/30/15
Schwab Global Real Estate Fund	665,588	89,900	(30,537)	724,951	$5,031,162	$21,821	$97,481
Laudus International MarketMasters Fund, Select Shares	356,639	48,018	(20,563)	384,094	9,137,603	22,303	—
Schwab Dividend Equity Fund	1,165,335	70,898	(74,804)	1,161,429	19,593,302	96,244	186,131
Schwab Intermediate-Term Bond Fund	2,505,461	155,971	(110,487)	2,550,945	26,019,637	39,280	248,562
Schwab Total Bond Market Fund	3,920,352	315,303	(121,425)	4,114,230	38,920,616	41,867	415,578
Total					$98,702,320	$221,515	$947,752
Schwab Monthly Income Fund - Maximum Payout:
Underlying Funds	Balance of Shares Held at 12/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/15	Market Value at 06/30/15	Realized Gains (Losses) 01/01/15 to 06/30/15	Distributions Received* 01/01/15 to 06/30/15
Schwab Global Real Estate Fund	191,157	46,603	(33,705)	204,055	$1,416,139	$52,352	$28,223
Laudus International MarketMasters Fund, Select Shares	101,732	22,347	(10,122)	113,957	2,711,039	13,651	—
Schwab Dividend Equity Fund	348,334	23,405	(52,875)	318,864	5,379,233	87,029	51,557
Schwab Intermediate-Term Bond Fund	1,642,903	74,080	(115,126)	1,601,857	16,338,944	48,127	158,698
Schwab Total Bond Market Fund	2,580,539	148,224	(147,134)	2,581,629	24,422,211	56,599	266,065
Total					$50,267,566	$257,758	$504,543
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)
6. Borrowing from Banks (continued):
There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Monthly Income Fund - Moderate Payout	$5,125,529	$2,984,000
Schwab Monthly Income Fund - Enhanced Payout	7,599,666	4,290,000
Schwab Monthly Income Fund - Maximum Payout	3,435,494	3,985,000
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Monthly Income Fund - Moderate Payout	Schwab Monthly Income Fund - Enhanced Payout	Schwab Monthly Income Fund - Maximum Payout
December 31, 2017	$—	$890,822	$—
Total	$—	$890,822	$—
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab Monthly Income Fund - Moderate Payout	Schwab Monthly Income Fund - Enhanced Payout	Schwab Monthly Income Fund - Maximum Payout
Capital loss carryforwards utilized	$—	$2,755,820	$—
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund—Moderate Payout, Schwab Monthly Income Fund—Enhanced Payout and Schwab Monthly Income Fund—Maximum Payout (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance.  The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses.  With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered that CSIM is not charging any management fees at the Fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees considered that CSIM is not charging any management fees at the Fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.

Glossary
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Aggregate Intermediate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Barclays U.S. Government/Credit: 1 – 5 Years Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.
Barclays U.S. TIPS Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
Enhanced Payout Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Enhanced Payout Composite Index is composed of 19.50% S&P 500 Index, 8.12% MSCI EAFE (Net) Index, 4.88% FTSE EPRA/NAREIT Global Index (Net), 39.30% Barclays U.S. Aggregate Bond Index, 26.20% Barclays U.S. Aggregate Intermediate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1 – 3 Months. Prior to April 1, 2013, the Enhanced Payout Composite Index was composed of 25% S&P 500 Index and 75% Barclays U.S. Aggregate Bond Index.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index  An index that is designed to provide a diverse representation of publicly traded equity REITs and listed property companies worldwide.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
Maximum Payout Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Maximum Payout Composite Index is composed of 10.50% S&P 500 Index, 4.37% MSCI EAFE (Net) Index, 2.63% FTSE EPRA/NAREIT Global Index (Net), 48.30% Barclays U.S. Aggregate Bond Index, 32.20% Barclays U.S. Aggregate Intermediate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1 – 3 Months. Prior to April 1, 2013, the Maximum Payout Composite Index was composed of 10% S&P 500 Index and 90% Barclays U.S. Aggregate Bond Index.
Moderate Payout Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Moderate Payout Composite Index is composed of 28.50% S&P 500 Index, 11.87% MSCI EAFE (Net) Index, 7.13% FTSE EPRA/NAREIT Global Index (Net), 30.30% Barclays U.S. Aggregate Bond Index, 20.20% Barclays U.S. Aggregate Intermediate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1 – 3 Months. Prior to April 1, 2013, the Moderate Payout Composite Index was composed of 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index  An index that measures the performance of the large-cap segment of the U.S. equity universe.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
12-Month Distribution Yield  reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR43716-08
00149461

Item 1:	Report(s) to Shareholders.

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Monthly Income Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	August 11, 2015